CASH FLOW GENERATED FROM OPERATIONS - DISPOSAL OF FIXED ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOW GENERATED FROM OPERATIONS [abstract]
Net book amount (Note 6)	¥ 168,806			¥ 284,658	¥ 336,812
Payable arising from disposal of fixed assets	(2,063)			(6,715)	(2,457)
Transfer to materials and supplies	(2,272)			(16,075)	(12,087)
Loss on disposal of fixed assets and costs on repairs	(161,435)			(261,476)	(321,741)
Proceeds from disposal of fixed assets	¥ 3,036	$ 436		¥ 392	¥ 527

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.